Administrative Expenses	12 Months Ended
Jun. 30, 2025
Expense By Nature [Abstract]
Administrative Expenses

Note 10. Administrative expenses

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Administrative expenses
Employee benefits expenses:
Salaries and fees	5,662	3,946	2,518
Severance	3,450	—	—
Cash bonuses	1,768	708	821
Superannuation	223	120	167
Share-based payments expense	5,245	3,785	3,926
Total employee benefits expense	16,348	8,559	7,432

Other expenses:
Insurance	1,413	1,669	2,290
Investor relations costs	602	383	451
Audit and accounting	833	526	337
Travel expenses	508	744	581
Payroll tax	408	187	132
Legal fees	2,961	1,304	1,330
Advisory fees	156	8	6,084
Consultancy costs	2,432	709	1,389
Other expenses	3,324	1,586	1,455
Total other expenses	12,637	7,116	14,049

Depreciation of:
Equipment and furniture	7	19	17
Right-of-use assets	84	84	84
Total depreciation expense	91	103	101

Total administrative expenses	29,076	15,778	21,582